Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of March 31, 2024	As of September 30, 2023
		USD	USD
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	1,194,113	1,206,121
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	97,691	108,002
Ms. Wu Shunyu	Expenses paid on behalf of the Group	105,611	99,481
Total		1,397,415	1,413,604

Related party transactions

Nature	For the six months ended March 31,
	2024	2023
	USD	USD
Expenses paid on behalf of the Group by related parties
Mrs. Qi Xiaoyu	$241,147	$146,458
Ms. Wu Shunyu	6,130	—
Mr. Fuyunishiki Ryo	65,538	202,867
Mr. Wu Zhihua	—	1,433
Total	$312,815	$350,758
Nature	For the six months ended March 31,
	2024	2023
	USD	USD
Repayment to related parties
Mrs. Qi Xiaoyu	253,155	$—
Mr. Fuyunishiki Ryo	75,849	—
Total	329,004	$—

17. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2022	2021
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$1,206,121	$935,581	$209,406
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	108,002	148,704	197,160
Mr. Wu Zhihua	Expenses paid on behalf of the Group	—	70,289	—
Ms. Wu Shunyu	Expenses paid on behalf of the Group	99,481	119,258	15,033
Ishiyama	Payable for subscription capital on long-term-investment	—	—	44,843
Total		$1,413,604	$1,273,832	$466,442

Amounts due from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2022	2021
Ishiyama	Expenses paid on behalf of Ishiyama	$—	$34,552	—

Related party transactions

	For the years ended September 30,
Nature	2023	2022	2021
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$1,480,137	$1,165,096	$207,352
Ms. Wu Shunyu	30,222	104,225	183,156
Mr. Fuyunishiki Ryo	218,038	78,240	61,094
Mr. Wu Zhihua	—	76,299	—
Total	$1,728,398	$1,424,460	$451,602

(Repayments)/Expenses paid on behalf of Ishiyama by the Group

Ishiyama	$(35,990)	$34,552	$—